Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Taxes Tables
Deferred tax asset

	March 31,	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$1,650,600	$1,516,900

Net deferred tax assets before valuation allowance	$1,650,600	$1,516,900
Less: Valuation allowance	(1,650,600)	(1,516,900)
Net deferred tax assets	$-	$-

	December 31,	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$1,516,900	$932,050

Net deferred tax assets before valuation allowance	$1,516,900	$932,050
Less: Valuation allowance	(1,516,900)	(932,050)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax
	March 31,	December 31,
	2017	2016

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

	December 31,	December 31,
	2016	2015

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)